Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document and Entity Information [Abstract]
Entity Registrant Name	B COMMUNICATIONS LTD
Entity Central Index Key	0001402606
Trading Symbol	BCOM
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	29,889,045